UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Owenoke Capital Management, LLC

Address:   50 Washington Street 7th Floor
           Norwalk, CT  06854


Form 13F File Number: 28-7744


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David R. Korus
Title:  Managing Member
Phone:  203-956-5010

Signature,  Place,  and  Date  of  Signing:

/s/ David R. Korus                 Norwalk, CT                        2/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $       22,565
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
CIENA CORP                     COM            171779309      253    23362 SH       SOLE                 23362      0    0
IAC INTERACTIVE CORP           COM            44919P508      766    37376 SH       SOLE                 37376      0    0
INTEL CORP                     COM            458140100      383    18690 SH       SOLE                 18690      0    0
LATTICE SEMICONDUCTOR CORP     COM            518415104      639   236500 SH       SOLE                236500      0    0
MICRON TECHNOLOGY INC          COM            595112103      124    11677 SH       SOLE                 11677      0    0
PMC-SIERRA INC                 COM            69344F106      122    14016 SH       SOLE                 14016      0    0
POWERSHARES QQQ TRUST SERIES 1 COM            73935A104    19672   430000 SH       SOLE                430000      0    0
SANDISK CORP COM STK           COM            80004C101      340    11681 SH       SOLE                 11681      0    0
TELLABS INC                    COM            879664100      266    46718 SH       SOLE                 46718      0    0


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